Fair Value Measurements (Details) - Schedule of Changes in Fair Value - Warrant Liability [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning	$ 32,688,342
Assumption of Public and Private Warrants in Business Combination		5,278,145
SPA Warrants from Convertible Note		20,949,110
Change in fair value of warrant liabilities	$ (27,431,550)	6,461,087
Balance ending		$ 32,688,342